Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series L Preferred Stock [Member]	Series K Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F And Series H Preferred Stock [Member]	Real Estate Fund [Member]	All Other Except Real Estate Fund [Member]	Preferred Shares	Preferred Shares Series L Preferred Stock [Member]	Preferred Shares Series K Preferred Stock [Member]	Preferred Shares Series E Preferred Stock [Member]	Preferred Shares Series F And Series H Preferred Stock [Member]	Common Shares	Additional Capital	Earnings Less Than Distributions	Earnings Less Than Distributions Series F And Series H Preferred Stock [Member]	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Non-controlling Interests Real Estate Fund [Member]	Non-controlling Interests All Other Except Real Estate Fund [Member]
Beginning balance, Value at Dec. 31, 2011	$ 7,508,447							$ 1,021,660					$ 7,373	$ 7,127,258	$ (1,401,704)		$ 73,729	$ 680,131
Beginning balance, Shares at Dec. 31, 2011								42,187					185,080
Net income attributable to Vornado	617,260														617,260
Net income attributable to noncontrolling interests in consolidated subsidiaries	32,018					39,332												32,018
Dividends on common shares, Value	(699,318)														(699,318)
Dividends on preferred shares, Value	(76,937)														(76,937)
Issuance of preferred shares, Shares										12,000
Issuance of preferred shares, Value			290,971							290,971
Redemption of preferred shares, Shares											(3,000)
Redemption of preferred shares, Value				(72,248)							(72,248)
Common shares issued:
Upon redemption of Class A units, at redemption value, Shares													1,121
Upon redemption of Class A units, at redemption value, Value	89,762												45	89,717
Under Omnibus share plan, Shares													434
Under Omnibus share plan, Value	(6,850)												18	9,521	(16,389)
Under dividend reinvestment plan, Shares													29
Under dividend reinvestment plan, Value	2,307												1	2,306
Upon acquisition of real estate, Shares													64
Upon acquisition of real estate, Value	5,124												3	5,121
Contributions:
Contributions						195,029	18,103												195,029	18,103
Distribution:
Distributions						(48,138)	(59)												(48,138)	(59)
Transfer of noncontrolling interest in Real Estate Fund	0
Conversion Of Series A preferred shares to common shares, Shares								(2)					3
Conversion of Series A preferred shares to common shares, Value	0							(105)					0	105
Deferred compensation shares and options, Shares													4
Deferred compensation shares and options, Value	13,054												0	13,527	(473)
Change in unrealized net gain (loss) on securities available-for-sale	(283,649)																(283,649)
Non-cash impairment loss on J.C. Penney common shares	224,937																224,937
Amounts reclassified related to sale of available-for-sale securities	(3,582)																(3,582)
Pro rata share of other comprehensive income (loss) of nonconsolidated subsidiaries	(31,758)																(31,758)
Change in value of interest rate swap	(5,659)																(5,659)
Adjustments to carry redeemable Class A units at redemption value	(52,117)													(52,117)
Redeemable noncontrolling interests' share of above adjustments	6,707																6,707
Preferred unit and share redemptions	8,948														8,948
Consolidation of a partially owned entity	176,132																	176,132
Other	(4,340)							0						0	(4,662)		329	(7)
Ending balance, Value at Dec. 31, 2012	7,904,144							1,240,278					7,440	7,195,438	(1,573,275)		(18,946)	1,053,209
Ending balance, Shares at Dec. 31, 2012								51,185					186,735
Net income attributable to Vornado	475,971														475,971
Net income attributable to noncontrolling interests in consolidated subsidiaries	63,952					53,427												63,952
Dividends on common shares, Value	(545,913)														(545,913)
Dividends on preferred shares, Value	(82,807)														(82,807)
Issuance of preferred shares, Shares									12,000
Issuance of preferred shares, Value		290,306							290,306
Redemption of preferred shares, Shares												(10,500)
Redemption of preferred shares, Value					(253,269)							(253,269)				0
Common shares issued:
Upon redemption of Class A units, at redemption value, Shares													299
Upon redemption of Class A units, at redemption value, Value	25,317												12	25,305
Under Omnibus share plan, Shares													104
Under Omnibus share plan, Value	5,808												23	5,892	(107)
Under dividend reinvestment plan, Shares													22
Under dividend reinvestment plan, Value	1,851												1	1,850
Upon acquisition of real estate, Shares													128
Upon acquisition of real estate, Value	11,461												5	11,456
Contributions:
Contributions						28,078	15,886												28,078	15,886
Distribution:
Distributions	(34,053)					(47,268)	(133,153)												(47,268)	(133,153)
Transfer of noncontrolling interest in Real Estate Fund	0
Conversion Of Series A preferred shares to common shares, Shares								(2)					3
Conversion of Series A preferred shares to common shares, Value	0							(90)					0	90
Deferred compensation shares and options, Shares													(6)
Deferred compensation shares and options, Value	9,270												(12)	9,589	(307)
Change in unrealized net gain (loss) on securities available-for-sale	142,281																142,281
Non-cash impairment loss on J.C. Penney common shares	0
Amounts reclassified related to sale of available-for-sale securities	(42,404)																(42,404)
Pro rata share of other comprehensive income (loss) of nonconsolidated subsidiaries	(22,814)																(22,814)
Change in value of interest rate swap	18,183																18,183
Adjustments to carry redeemable Class A units at redemption value	(108,252)													(108,252)
Redeemable noncontrolling interests' share of above adjustments	(5,296)																(5,296)
Preferred unit and share redemptions	(1,130)														(1,130)
Deconsolidation of partially owned entity	(165,427)																	(165,427)
Consolidation of a partially owned entity	16,799																	16,799
Other	(6,830)													2,472	(7,271)		533	(2,564)
Ending balance, Value at Dec. 31, 2013	7,594,744							1,277,225					7,469	7,143,840	(1,734,839)		71,537	829,512
Ending balance, Shares at Dec. 31, 2013								52,683					187,285
Net income attributable to Vornado	864,852														864,852
Net income attributable to noncontrolling interests in consolidated subsidiaries	96,561					92,728												96,561
Dividends on common shares, Value	(547,831)														(547,831)
Dividends on preferred shares, Value	(81,464)														(81,464)
Common shares issued:
Upon redemption of Class A units, at redemption value, Shares													271
Upon redemption of Class A units, at redemption value, Value	27,273												11	27,262
Under Omnibus share plan, Shares													304
Under Omnibus share plan, Value	14,047												12	17,428	(3,393)
Under dividend reinvestment plan, Shares													17
Under dividend reinvestment plan, Value	1,804												1	1,803	0
Contributions:
Contributions						5,297	32,998												5,297	32,998
Distribution:
Distributions	(33,469)					(182,964)	(4,463)												(182,964)	(4,463)
Transfer of noncontrolling interest in Real Estate Fund	(33,028)																	(33,028)
Conversion Of Series A preferred shares to common shares, Shares								(4)					5
Conversion of Series A preferred shares to common shares, Value	0							(193)						193
Deferred compensation shares and options, Shares													5
Deferred compensation shares and options, Value	5,512												0	5,852	(340)
Change in unrealized net gain (loss) on securities available-for-sale	14,465																14,465
Non-cash impairment loss on J.C. Penney common shares	0
Amounts reclassified related to sale of available-for-sale securities	0
Pro rata share of other comprehensive income (loss) of nonconsolidated subsidiaries	2,509																2,509
Change in value of interest rate swap	6,079																6,079
Adjustments to carry redeemable Class A units at redemption value	(315,276)													(315,276)
Redeemable noncontrolling interests' share of above adjustments	(1,323)																(1,323)
Preferred unit and share redemptions	0
Other	(10,410)							(6)						(8,077)	(2,370)		0	43
Ending balance, Value at Dec. 31, 2014	$ 7,489,382							$ 1,277,026					$ 7,493	$ 6,873,025	$ (1,505,385)		$ 93,267	$ 743,956
Ending balance, Shares at Dec. 31, 2014								52,679					187,887